Related Party Transactions and Arrangements (Fees and Participations Paid in Connection with Liquidation or Listing) (Details) - American Realty Capital Retail Advisor, LLC - Advisor - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contract Sales Price | Brokerage Commission Fees
Related Party Transaction [Line Items]
Broker commissions		$ 0	$ 0
Contract Sales Price | Real Estate Commissions
Related Party Transaction [Line Items]
Broker commissions	$ 0		$ 6,000
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return
Related Party Transaction [Line Items]
Subordinated participation fee earned	15.00%
Pre-tax Non-compounded Return on Capital Contribution | Annual Targeted Investor Return
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	7.00%
Repayment of capital committed	100.00%
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capita
Related Party Transaction [Line Items]
Subordinated incentive listing distribution as a percentage of the benchmark	15.00%
Distribution upon nonrenewal of advisory agreement	15.00%
Maximum | Contract Sales Price | Brokerage Commission Fees
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	2.00%
Maximum | Contract Sales Price | Real Estate Commissions
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	6.00%